Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 17 - Commitments and Contingencies

Contractual Commitments

The Company has an employment agreement with its Chief Executive Officer. Under the terms of the agreement, if the contract is not renewed or is terminated without cause, the Company is obligated to pay severance equal to the CEO’s then-current annual base salary. The agreement also provides for an annual cash bonus opportunity of up to 100% of base salary, based on performance criteria established by the Board of Directors, and for long-term incentive compensation, the terms of which are to be determined by the Board of Directors.

The Company is party to contractual obligations, including lease liabilities related to operating leases, and stipulated cash bonus arrangements with employees. These obligations are time-based and are reflected in the accompanying consolidated financial statements. The Company expects to meet these commitments in the ordinary course of business.

In addition, the Company has entered into deferred bonus agreements with certain non-executive employees. These agreements provide for cash bonus payments upon the employee’s continued employment through specified payment dates as set forth in each individual arrangement. As of September 30, 2026, the aggregate amount of deferred bonuses outstanding under these agreements was approximately $0.1 million. The Company expects to fund these obligations from operating cash flows in the ordinary course of business.

Acquisition of 420 IT Solutions

On December 19, 2025, SHF Managed Services LLC, a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with LBMW LLC (d/b/a 420 IT Solutions) and its founders. The Company accounted for this transaction as an asset purchase pursuant to ASC 805, Business Combinations.

The aggregate purchase price consisted of 10,417 shares of Common Stock (“Earnout Shares”), plus the assumption of certain identified liabilities under contracts assigned to the Company. The Earnout Shares are subject to performance-based vesting over a two-year earnout period ending December 31, 2027. Intangible assets and contingent consideration are recognized as the performance conditions become probable of achievement. The Company evaluated the achievement of the performance condition and deemed this unlikely to be reached. Therefore, the intangible assets and contingent liability were not recorded as of September 30, 2026, and December 31, 2025. If circumstances change when the revenue target is probable, then the intangible assets and a contingent liability will be recorded. The Company will continue to evaluate the achievability of the earnout performance conditions through the earnout period ending December 31, 2027.

Legal and Related Matters

The Company is involved in, or has been involved in, arbitrations or various other legal proceedings that arise from the normal course of its business. The ultimate outcome of any litigation is uncertain, and either an unfavorable or favorable outcome could have a material impact on the Company’s results of operations, balance sheets, and cash flows due to defense costs, and could divert management resources. The Company cannot predict the timing or outcome of these claims and other proceedings. With respect to the cases described below, the Company evaluates associated developments on a regular basis and accrues a liability when it believes a loss is probable and the amount can be reasonably estimated.

Abaca - Denver County District Court

On October 17, 2024, the Company filed a complaint in the District Court, captioned SHF Holdings, Inc. v. Daniel Roda, Gregory W. Ellis, and James R. Carroll, Case No. 2024CV33187. The lawsuit arises from a dispute over the terms of the Company’s October 2022 acquisition of Abaca pursuant to a merger agreement (the “Merger Agreement”) that was subsequently amended in November 2022 and in October 2023 (the “Second Amendment”).

The Second Amendment restructured certain merger consideration, including introducing warrants and modifying payment timing. The defendants contend the Second Amendment is invalid under Delaware law and seek to have it set aside, which would reinstate the original payment terms and potentially increase the Company’s obligations. The Company maintains that the Second Amendment was validly executed and is binding.

On November 21, 2024, at the Company’s request, the disputed merger payment of $3.0 million was deposited into the District Court’s registry pending resolution of the dispute. This amount has been reflected in the Company’s consolidated balance sheet.

On December 19, 2024, the defendants filed an answer and counterclaims against the Company. On April 18, 2025, the District Court issued an order denying the Company’s motion to dismiss most of the counterclaims, but the District Court did dismiss claims against the Company’s Chairman, Fred Niehaus, with prejudice. The District Court also clarified that the Delaware statutes cited by the defendants govern pre-closing amendments and do not authorize post-merger amendments altering consideration, a finding that is consistent with the Company’s legal position.

On April 23, 2026, the District Court issued an omnibus order on the parties’ cross-motions for summary judgment (the “Omnibus Order”). The District Court denied the Company’s motion for summary judgment in its entirety. The District Court granted the counterclaim plaintiffs’ cross-motion in part, primarily ruling that the Second Amendment to the Merger Agreement is void ab initio under Section 251(d) of the Delaware General Corporation Law. As a result of that ruling, the District Court found that the Company breached the original Merger Agreement with respect to the first anniversary parent shares and reserved the determination of damages on that counterclaim for trial. The District Court denied both parties’ motions on the counterclaim concerning the $3.0 million second anniversary cash consideration payment and denied the counterclaim plaintiffs’ motion on the Company’s declaratory judgment claim.

A trial on damages and the remaining claims was held on August 10 and 11, 2026. As of the date of this report, the District Court has not issued its final ruling, and the Company cannot predict when the District Court will rule or the outcome of its ruling. The Omnibus Order is interlocutory and is not a final, appealable judgment. The Company expects that the Omnibus Order, together with the District Court’s ruling following trial, will be subject to appeal upon entry of a final judgment. The Company intends to continue to defend its positions vigorously, including through any available appeal.

The $3.0 million previously deposited into the District Court’s registry in November 2024 remains reflected in the Company’s condensed unaudited consolidated financial statements. The range of loss is $0 to $7.8 million, plus interest. An adverse resolution could have a material adverse effect on the Company’s financial position, results of operations, and cash flows.

The Company currently assesses a loss as reasonably possible but not probable. No damages have been determined by the District Court; the Omnibus Order expressly reserves the damages methodology, standard, and quantum for a future hearing.

Nasdaq Listing Compliance

As a condition of continued listing on the Nasdaq Capital Market, the Company is required to maintain, among other things, (i) stockholders’ equity of at least $2.5 million under Nasdaq Listing Rule 5550(b)(1), (ii) a minimum bid price of $1.00 per share under Nasdaq Listing Rule 5550(a)(2), and (iii) a market value of publicly held shares of at least $1.0 million under Nasdaq Listing Rule 5550(a)(5). The Company continuously monitors its compliance with these requirements. As of September 30, 2026, the Company’s stockholders’ equity was approximately $5.2 million, which exceeds the $2.5 million minimum.

Minimum Bid Price.

On April 22, 2026, the Company received a letter from the Listing Qualifications Department of Nasdaq. The letter stated that for the preceding 30 consecutive business days, the Company had not maintained a minimum closing bid price of $1.00 per share for its Common Stock, as required by Nasdaq Listing Rule 5550(a)(2). Under Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided with an initial compliance period of 180 calendar days through October 19, 2026 to regain compliance.

On September 30, 2026, the Company effected the 2026 Reverse Stock Split, as authorized by its stockholders on November 6, 2025. See Note 2, Basis of Presentation and Summary of Significant Accounting Policies. The Company did not regain compliance with the minimum bid price requirement by October 19, 2026.

On October 20, 2026, Nasdaq notified the Company that it had been granted a second compliance period of 180 calendar days through April 19, 2027, under Nasdaq Listing Rule 5810(c)(3)(A)(ii). The Company also provided written notice of its intention to cure the deficiency during the second compliance period, including by effecting a reverse stock split, if necessary. To regain compliance, the closing bid price of the Common Stock must be at least $1.00 for a minimum of 10 consecutive business days before April 19, 2027. The Nasdaq notification has no immediate effect on the listing of the Common Stock or warrants, which continue to trade on the Nasdaq Capital Market under the symbols “SHFS” and “SHFSW,” respectively. In addition, if our Common Stock has a closing bid price of $0.10 or less for ten consecutive business days, Nasdaq will issue a Staff Delisting Determination notwithstanding the second compliance period, and trading would be suspended pending any Hearings Panel review.

If the Company does not regain compliance by April 19, 2027, Nasdaq will notify the Company that its securities are subject to delisting. The Company may then request a hearing before a Nasdaq Hearings Panel, and a timely request would generally stay any suspension pending the Panel’s decision.

Because the Company effected the 2026 Reverse Stock Split, Nasdaq Listing Rule 5810(c)(3)(A)(iv) limits its options during and after the second compliance period:

●	If the Company again fails to meet the minimum bid price requirement within one year after that reverse stock split, it will not be eligible for any compliance period. Nasdaq would instead issue a Staff Delisting Determination, subject to the Company’s right to request a hearing.

●	The Company is also not eligible for a compliance period if it has effected one or more reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one. The Company’s cumulative ratio over the past two years is 240 to one, reflecting its 1-for-20 reverse stock split in March 2025 and the 2026 Reverse Stock Split.

●	Any further reverse stock split would require additional stockholder approval.

The Company intends to actively monitor the bid price of its Common Stock and will evaluate available options to regain compliance, including a further reverse stock split, subject to stockholder approval. While the Company is exercising diligent efforts to maintain the listing of its Common Stock and warrants on Nasdaq, there can be no assurance that it will regain compliance during the second compliance period or maintain compliance with the foregoing or other Nasdaq listing standards. A suspension or delisting of the Common Stock could constitute a Triggering Event under the Series B Certificate of Designations. See Note 16, Stockholders’ Equity.

Proposed Market Value of Listed Securities Requirement

On July 22, 2026, the SEC approved a proposed Nasdaq rule change (SR-NASDAQ-2026-004), originally filed with the SEC on January 13, 2026. The rule would establish a new continued listing requirement of a minimum Market Value of Listed Securities (“MVLS”) of $5.0 million for companies listed on the Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market. As approved, the rule would not provide a compliance or cure period. A company whose MVLS remains below $5.0 million for 30 consecutive business days would receive a Staff Delisting Determination and would become immediately subject to suspension and delisting. That company could request review by a Nasdaq Hearings Panel, but a timely hearing request would not stay the suspension of trading.

On July 29, 2026, the SEC notified Nasdaq that it had received notices of intention to petition for review of the July 22, 2026 approval order, and that the order is stayed until the SEC orders otherwise. On September 11, 2026, the SEC issued an order granting the petitions for review, and the approval order remains stayed pending completion of the SEC’s review. The period for interested persons to submit written statements in support of or in opposition to the approval order closed on October 6, 2026. On September 25, 2026, Nasdaq filed a proposed rule change (SR-NASDAQ-2026-081) providing that the 30-consecutive-business-day period would begin on the business day following termination of the stay.

Accordingly, the MVLS requirement is not currently in effect. Upon completion of its review, the SEC may affirm, modify or set aside the approval order, or remand the matter to Nasdaq. There is no prescribed timeline for the SEC’s decision, and there can be no assurance as to the outcome or timing of the review, or whether the rule will become effective in its current or a modified form.

If the stay is lifted and the rule becomes effective, the Company would not be in compliance with the requirement, based on its current stock price and number of shares outstanding as of the date of this report. A reverse stock split would not cure an MVLS deficiency because MVLS is based on the aggregate market value of the Company’s listed securities rather than its per-share price. The Company could become subject to immediate suspension and delisting proceedings, without the benefit of a compliance period, as soon as 30 consecutive business days after the rule takes effect.

Retention Plan

In July 2026, the Board approved a retention plan for key employees and directors of the Company and its subsidiaries, and in August 2026 the Company entered into retention agreements with the participants. In August 2026, the Board adopted an amended and restated retention plan (the “Retention Plan”) and form of retention agreement under which directors are not eligible to participate and the retention agreements previously entered into with directors were canceled ab initio. Under the Retention Plan, a determination of Insolvency (as defined in the Retention Plan) by the Chief Executive Officer requires Board approval, a stockholder-approved liquidation does not constitute a Change in Control (as defined in the Retention Plan), and payment of any retention incentive is conditioned on the participant’s continued service through the applicable date and execution of a general release of claims.

The Retention Plan provides for cash retention payments upon a Change in Control and for enhanced compensation during a period of Insolvency. The aggregate potential payments to certain officers of the Company are approximately $1.0 million upon a Change in Control, plus the continuation of health benefits, and approximately $0.4 million annually in additional compensation during an Insolvency period.

As of September 30, 2026, no Change in Control had occurred and no determination of Insolvency had been made. Because payment is contingent on future events that were not probable as of the balance sheet date and, where applicable, on future service, no liability has been recognized for these arrangements as of September 30, 2026. The Company will recognize a liability and related compensation expense when a triggering event becomes probable and, for the Insolvency component, as service is rendered during any Insolvency period.

Note 20 - Commitments and Contingencies

Contractual Commitments

The Company has an employment agreement with its Chief Executive Officer. Under the terms of the agreement, if the contract is not renewed or is terminated without cause, the Company is obligated to pay severance equal to the CEO’s then-current annual base salary. The agreement also provides for an annual cash bonus opportunity of up to 100% of base salary, based on performance criteria established by the Board of Directors, and for long-term incentive compensation, the terms of which are to be determined by the Board of Directors.

The Company is party to contractual obligations, including lease liabilities related to operating leases, and stipulated cash bonus arrangements with employees. These obligations are time-based and are reflected in the accompanying consolidated financial statements. The Company expects to meet these commitments in the ordinary course of business.

In addition, the Company has entered into deferred bonus agreements with certain non-executive employees. These agreements provide for cash bonus payments upon the employee’s continued employment through specified payment dates as set forth in each individual arrangement. As of December 31, 2025, the aggregate amount of deferred bonuses outstanding under these agreements was approximately $0.1 million. The Company expects to fund these obligations from operating cash flows in the ordinary course of business.

Acquisition of 420 IT Solutions

On December 19, 2025, Safe Harbor Managed Services LLC, a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with 420 IT Solutions and its founders. The Company accounted for this transaction as an asset purchase pursuant to ASC 805, Business Combinations.

The aggregate purchase price consisted of 10,417 Earnout Shares, plus the assumption of certain identified liabilities under contracts assigned to the Company. The Earnout Shares are subject to performance-based vesting over a two-year earnout period ended December 31, 2027. Intangible assets and contingent consideration are recognized as the performance conditions become probable of achievement. The Company evaluated the achievement of the performance obligation and deemed this unlikely to be reached. Therefore, the intangible assets and contingent liability were not recorded as of December 31, 2025. If circumstances change when the revenue target is probable, then the intangible assets and a contingent liability will be recorded. The Company has one year to evaluate this transaction.

Legal and Related Matters

The Company is involved in, or has been involved in, arbitrations or various other legal proceedings that arise from the normal course of its business. The ultimate outcome of any litigation is uncertain, and either an unfavorable or favorable outcome could have a material impact on the Company’s results of operations, balance sheets, and cash flows due to defense costs, and could divert management resources. The Company cannot predict the timing or outcome of these claims and other proceedings. With respect to the cases described below, the Company evaluates associated developments on a regular basis and accrues a liability when it believes a loss is probable and the amount can be reasonably estimated.

Abaca - Denver County District Court

On October 17, 2024, the Company filed a complaint in the District Court for the City and County of Denver, Colorado, captioned SHF Holdings, Inc. v. Daniel Roda, Gregory W. Ellis, and James R. Carroll, Case No. 2024CV33187. The lawsuit arises from a dispute over the terms of the Company’s October 2022 acquisition of Abaca, which was subsequently amended by a First Amendment in November 2022 and a Second Amendment in October 2023. The Second Amendment restructured certain merger consideration, including introducing warrants and modifying payment timing. The defendants contend the Second Amendment is invalid under Delaware law and seek to have it set aside, which would reinstate the original payment terms and potentially increase the Company’s obligations. The Company maintains that the Second Amendment was validly executed and is binding.

On November 21, 2024, at the Company’s request, the disputed merger payment of $3.0 million was deposited into the Denver County District Court’s registry pending resolution of the dispute. This amount is reflected in the Company’s financial statements.

On December 19, 2024, the defendants filed an answer and counterclaims against the Company alleging breach of contract and related causes of action, and a third-party claim was asserted against Fred Niehaus, the Company’s Chairman.

On January 16, 2025, the Company filed a motion to dismiss all counterclaims.

On April 18, 2025, the Court issued an order denying the Company’s motion to dismiss most counterclaims, while dismissing the claims against Mr. Niehaus with prejudice. The Court also dismissed Gregory W. Ellis as a counter-plaintiff and third-party plaintiff because Mr. Ellis lacked standing to bring any claim, and denied a third-party’s request to intervene in the litigation. The Court further clarified that the Delaware statutes cited by the defendants (DGCL §§ 251(d) and 264(b)) govern pre-closing amendments and do not authorize post-merger amendments altering consideration a finding consistent with the Company’s legal position.

The case is currently in active discovery. The Company filed a motion for summary judgment on December 16, 2025, covering Counterclaims I through IV. The defendants filed cross-motions for summary judgment on January 23, 2026, covering Counterclaims I through V and a declaratory judgment claim. All briefing on summary judgment is complete as of the date of this filing, and rulings are pending. A court date is scheduled for May 2026.

The Company is vigorously defending against the counterclaims and continues to monitor the proceedings and potential financial exposure. If the District Court upholds the Second Amendment, its cash obligation is limited to the $3.0 million already deposited in the District Court’s registry, with additional exposure limited primarily to legal fees. The Company currently considers an adverse outcome reasonably possible but not probable. The estimated range of loss is $0 to $7.8 million. Accordingly, no accrual has been recorded for this contingency beyond the $3.0 million already reflected in the financial statements.

Nasdaq Listing Compliance

As a condition of continued listing, the Company is required to maintain (i) a minimum of $2.5 million in stockholders’ equity under Nasdaq Listing Rule 5550(b)(1), and (ii) a minimum closing bid price of $1.00 per share for 30 consecutive business days under Nasdaq Listing Rule 5550(a)(2).

The Company continuously monitors its compliance with these requirements. As of December 31, 2025, the Company’s stockholders’ equity was approximately $8.2 million, which exceeds the $2.5 million minimum. However, the Company’s Class A common stock is currently trading below $1.00 per share. If the closing bid price remains below $1.00 for 30 consecutive business days, Nasdaq may issue a deficiency notice, and the Company would have 180 days to regain compliance.

In addition, the Company is aware of a new Nasdaq rule filed with the SEC on January 13, 2026, that would require listed companies to maintain a minimum market value of listed securities of at least $5 million. Under the rule, if a company’s market value of listed securities falls below $5 million for 30 consecutive business days, Nasdaq would immediately suspend trading and delist the company’s securities without a cure period and without a stay of suspension during any appeal. The SEC has extended its review period and is expected to make a decision on this rule by April 29, 2026. If adopted, the rule would become effective 60 days after SEC approval. Based on the Company’s current stock price and number of shares outstanding as of the date of this filing, the Company may not be in compliance with this requirement at the time of its adoption and could be subject to immediate delisting as soon as 30 business days after the rule takes effect.

There can be no assurance that the Company will maintain compliance with these or any other Nasdaq listing requirements in the future. Failure to do so could ultimately result in the delisting of the Company’s common stock, which would adversely affect stockholders’ ability to trade their shares and the Company’s ability to raise capital. Furthermore, as described elsewhere in this Annual Report, a delisting event or a compliance failure that triggers the Listing-Related Adjustment Clause in the Second Amended CAA would simultaneously reduce the Company’s loan program income share, compounding the adverse financial impact of any such event.